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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239

                          Pioneer Interest Shares Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                                     -------
                                    INTEREST
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/05


                                [LOGO]PIONEER
                                      Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               5

Schedule of Investments                                                       8

Financial Statements                                                         18

Notes to Financial Statements                                                22

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      26

Trustees, Officers and Service Providers                                     31

Pioneer Interest Shares

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares

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PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Treasury/Agency                                              63.9%
BBB                                                          18.9%
BB                                                            9.7%
B & Lower                                                     4.6%
A                                                             1.6%
Commercial Paper                                              0.9%
AA                                                            0.4%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1                                                     Year   3.8%
1-3                                                     Years 47.0%
3-4                                                     Years 13.3%
4-6                                                     Years 15.0%
6-8                                                     Years  9.6%
8+                                                      Years 11.3%

The portfolio is actively managed, and current holdings may be different.

Pioneer Interest Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Common Share       6/30/05      12/31/04
                        $12.60       $12.61

Market Value
per Common Share       6/30/05      12/31/04
                        $11.45       $11.45

Distributions
per Common Share        Income       Short-Term        Long-Term
(1/1/05 - 6/30/05)    Dividends    Capital Gains     Capital Gains
                        $0.33        $ -               $ -

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

  1.   U.S. Treasury Notes, 5.375%, 2/15/31                                 3.48%
  2.   Federal Home Loan Mortgage Corp., 6.0%, 7/1/34                       2.35
  3.   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                       1.84
  4.   Government National Mortgage Association, 6.0%, 3/15/33              1.80
  5.   Federal National Mortgage Association, 5.5%, 9/1/19                  1.79
  6.   Government National Mortgage Association, 5.5%, 7/15/34              1.76
  7.   Federal Home Loan Mortgage Corp., 5.5%, 6/1/35                       1.66
  8.   Government National Mortgage Association, 4.5%, 3/15/35              1.58
  9.   Federal National Mortgage Association, 6.0%, 7/1/33                  1.48
 10.   Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                       1.42

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Interest Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Interest Shares, compared to that of the Lehman Brothers Aggregate Bond Index.

---------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2005)
                         Net Asset
                           Value                  Market
Period                     (NAV)                  Price
 10 Years                  6.54%                  6.03%
 5 Years                   7.01%                  7.53%
 1 Year                    8.01%                 11.17%

---------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Pioneer             Lehman Brothers
                      Interest Shares       Aggregate Bond Index
6/95                       10,000                 10,000
                           10,654                 10,501
6/97                       11,722                 11,358
                           13,020                 12,554
6/99                       13,294                 12,947
                           13,431                 13,536
6/01                       14,528                 15,057
                           15,519                 16,357
6/03                       17,016                 18,058
                           17,450                 18,118
6/05                       18,849                 19,353

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes, and the perceived credit quality of borrowers.

   Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.

   Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities divided by the number of common shares outstanding.

   When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

   The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or charges. You cannot invest directly in an Index.

Pioneer Interest Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The domestic economy continued to expand during the first half of 2005. Treasuries, corporate bonds and mortgage-backed securities all performed positively. The financial markets appeared to stabilize beginning late in the first quarter as the U.S. Federal Reserve continued to raise short-term interest rates to control growth and avert a rise in inflationary pressures. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Interest Share's performance during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform during the six months ended June 30, 2005?

A: Pioneer Interest Shares performed near its benchmark in a changing market. For the first six months of 2005, Interest Shares had a total return of 2.58% at net asset value, while the Lehman Brothers Aggregate Bond Index returned 2.51%. Interest Shares' total return at market price was 1.28%, and the Fund was selling at a 9.1% discount to net asset value on June 30, 2005. The Fund continued to produce a competitive income stream. The Fund's standardized 30-day SEC yield on June 30 was 5.35%.

Q:  What were the factors that influenced Fund performance?

A: Following a strong rally in corporate securities over the previous two years, the fixed income markets began to stabilize in late winter and early spring of 2005. The Federal Reserve Board, which had been raising short-term interest rates gradually since the previous June, continued its policy during the six months, and the Fed funds rate rose during the six months from 2.25% to 3.25%. During this time, high-yield corporate bonds, as reflected by the Merrill Lynch High Yield Master II Index, produced a total return of just 1.13%, underperforming most higher-quality securities as yield spreads - the difference between yields of different quality bonds - widened. While the economy continued to expand at healthy rates, Treasuries, investment-grade corporates and mortgages outperformed lower-quality corporate bonds. The U.S. dollar, which had been declining in value in international currency markets, began to strengthen somewhat.

Pioneer Interest Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

    During this six-month period, we emphasized mortgage-backed securities, which constituted 56.8% of Fund assets on June 30. While we also focused on corporate debt, we did upgrade overall credit quality and reduce credit risk a bit in the second half of the fiscal year as the yield advantages of lower-rated bonds receded. Average credit quality of the Fund rose from A to AA-. Corporate bonds accounted for about 34% of Fund assets, including 14.3% in high-yielding, below-investment grade securities. We generally maintained sensitivity to interest-rate changes close to the Lehman benchmark, although we lowered it in the second half of the year as the risks of rising interest rates grew. On June 30, 2005, duration - a measure of interest-rate sensitivity - was 4.18 years.

Q:  What types of investments had the greatest impact on performance?

A: Our investments in mortgage securities had the greatest positive impact, while corporate issues acted as a slight drag on results. Among individual corporate investments that performed well were securities issued by several insurance companies, including bonds of Allmerica Financial:
    Odyssey Re-Insurance and Kingsway, a Canadian-based automobile insurer.

    Detracting from results, however, was our investment in bonds issued by Toys "R" Us, which fell in value after a private equity firm bought out the company under terms that disadvantaged bondholders. While we generally avoided automotive industry bonds, we did hold some securities issued by Ford that underperformed.

Q:  What is your investment outlook?

A: After a full year of interest-rate hikes by the Federal Reserve, we think the financial backdrop finally has moved close to being neutral. We think the Fed probably has not finished raising rates, and that short-term rates may continue to move up, perhaps to 3.75% or 4.00%. How far the rate hikes go will depend upon the strength of the economy. However, we have seen increased stability in the bond market in the final weeks of the six-month period, and we have adopted a more conservative asset allocation policy in recognition of the relatively narrow spreads in yields between securities of different credit risks. In this environment, we expect to maintain a relatively short duration - to control the risk of a rise in interest rates - and we anticipate continuing to emphasize mortgage securities.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              ASSET BACKED SECURITIES - 2.9%
                              Diversified Financials - 1.2%
                              Diversified Financial Services - 1.2%
$  685,888      BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                                6/1/15 (144A)                                    $   703,330
   442,549      BBB/Baa2      Power Receivables Finance, 6.29%, 1/1/12 (144A)        459,773
                                                                                 -----------
                                                                                 $ 1,163,103
                                                                                 -----------
                              Total Diversified Financials                       $ 1,163,103
                                                                                 -----------
                              Utilities - 1.7%
                              Electric Utilities - 1.7%
   747,000      BBB-/Baa3     Empresa Electric, 8.625%, 4/30/13 (144A)           $   826,485
   400,995      BBB-/Baa3     FPL Energy America Wind LLC, 6.639%,
                                6/20/23 (144A)                                       432,938
   304,850      BB-/Ba2       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        308,280
                                                                                 -----------
                                                                                 $ 1,567,703
                                                                                 -----------
                              Total Utilities                                    $ 1,567,703
                                                                                 -----------
                              TOTAL ASSET BACKED SECURITIES
                              (Cost $2,598,905)                                  $ 2,730,806
                                                                                 -----------
                              CORPORATE BONDS - 30.9%
                              Energy - 2.7%
                              Oil & Gas Equipment & Services - 0.3%
   275,000      B+/Ba3        Holly Energy Partners LP, 6.25%, 3/1/15 (144A)     $   268,125
                                                                                 -----------
                              Oil & Gas Exploration & Production - 1.3%
   750,000      BBB-/Baa3     Gazprom International SA, 7.201%, 2/1/20 (144A)    $   808,125
   400,000      BBB-/Baa3     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)            409,000
                                                                                 -----------
                                                                                 $ 1,217,125
                                                                                 -----------
                              Oil & Gas Refining & Marketing - 0.5%
   335,000      BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08                $   341,058
   115,000      BBB/Baa2      TGT Pipeline LLC, 5.50%, 2/1/17 (144A)                 119,487
                                                                                 -----------
                                                                                 $   460,545
                                                                                 -----------
                              Oil & Gas Storage & Transportation - 0.6%
   575,000      B-/B1         Colorado Interstate Gas, 5.95%, 3/15/15 (144A)     $   566,883
                                                                                 -----------
                              Total Energy                                       $ 2,512,678
                                                                                 -----------
                              Materials - 2.7%
                              Aluminum - 0.6%
   590,000      B/B1          Novelis, Inc., 7.25%, 2/15/15 (144A)               $   592,213
                                                                                 -----------
                              Commodity Chemicals - 0.8%
   200,000      B+/B1         Invista, 9.25%, 5/1/12 (144A)                      $   218,750
   500,000      BB+/Ba2       Nova Chemicals, Ltd., 6.5%, 1/15/12                    485,000
                                                                                 -----------
                                                                                 $   703,750
                                                                                 -----------


8   The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              Paper Packaging - 0.3%
 $ 296,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.95%, 12/15/06        $   299,700
                                                                                 -----------
                              Paper Products - 0.9%
   750,000      BB/Ba3        Bowater, Inc., 9.375%, 12/15/21                    $   821,250
                                                                                 -----------
                              Specialty Chemicals - 0.1%
   100,000      BB/Ba1        Ferro Corp., 7.125%, 4/1/28                        $   105,587
                                                                                 -----------
                              Total Materials                                    $ 2,522,500
                                                                                 -----------
                              Capital Goods - 1.3%
                              Electrical Component & Equipment - 1.0%
   825,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13                $   904,622
                                                                                 -----------
                              Trading Companies & Distributors - 0.3%
   325,000      BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)          $   300,051
                                                                                 -----------
                              Total Capital Goods                                $ 1,204,673
                                                                                 -----------
                              Commercial Services & Supplies - 0.2%
                              Diversified Commercial Services - 0.2%
   175,000      BBB+/Baa1     Deluxe Corp., 3.5%, 10/1/07                        $   171,036
                                                                                 -----------
                              Total Commercial Services & Supplies               $   171,036
                                                                                 -----------
                              Automobiles & Components - 1.9%
                              Auto Parts & Equipment - 1.4%
   590,000      B-/B3         Delphi Corp., 6.55%, 6/15/06 (b)                   $   573,775
   700,000      B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                     743,750
                                                                                 -----------
                                                                                 $ 1,317,525
                                                                                 -----------
                              Automobile Manufacturers - 0.5%
   575,000      BB+/Baa2      Ford Motor Credit Co., 5.7%, 1/15/10               $   530,346
                                                                                 -----------
                              Total Automobiles & Components                     $ 1,847,871
                                                                                 -----------
                              Media - 1.2%
                              Broadcasting & Cable Television - 1.2%
 1,000,000      BBB+/Baa2     Comcast Cable Corp., 7.125%, 6/15/13               $ 1,146,020
                                                                                 -----------
                              Total Media                                        $ 1,146,020
                                                                                 -----------
                              Retailing - 0.8%
                              Specialty Stores - 0.8%
   850,000      B-/Ba2        Toys "R" Us, 7.875%, 4/15/13 (b)                   $   760,750
                                                                                 -----------
                              Total Retailing                                    $   760,750
                                                                                 -----------
                              Food, Beverage & Tobacco - 0.3%
                              Tobacco - 0.3%
   210,000      BBB/Baa2      Altria Group, Inc., 7.0%, 11/4/13                  $   235,011
                                                                                 -----------
                              Total Food, Beverage & Tobacco                     $   235,011
                                                                                 -----------


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Interest Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              Health Care Equipment & Services - 2.7%
                              Health Care Distributors - 0.8%
 $ 715,000      BBB/Baa3      Cardinal Health, Inc., 6.0%, 1/15/06               $   721,136
                                                                                 -----------
                              Health Care Facilities - 1.0%
   890,000      BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                           $   913,571
                                                                                 -----------
                              Health Care Supplies - 0.9%
   750,000      BBB/Baa3      Bausch & Lomb, 7.125%, 8/1/28                      $   842,458
                                                                                 -----------
                              Total Health Care Equipment & Services             $ 2,477,165
                                                                                 -----------
                              Banks - 0.9%
                              Regional Banks - 0.9%
   750,000      BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12                  $   839,473
                                                                                 -----------
                              Total Banks                                        $   839,473
                                                                                 -----------
                              Diversified Financials - 4.4%
                              Consumer Finance - 2.0%
 1,000,000      BBB-/Baa3     Capital One Financial Corp., 7.125%, 8/1/08        $ 1,073,558
   815,000      A/A2          SLM Corp., Floating Rate, 7/25/14                      807,363
                                                                                 -----------
                                                                                 $ 1,880,921
                                                                                 -----------
                              Investment Banking & Brokerage - 0.8%
   475,000      B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11             $   499,938
   275,000      B/B3          Refco Finance Holdings, 9.0%, 8/1/12                   291,500
                                                                                 -----------
                                                                                 $   791,438
                                                                                 -----------
                              Diversified Financial Services - 1.6%
   525,000      BBB-/Baa3     Bombardier Capital, Inc., 7.09%, 3/30/07           $   530,906
 1,000,000      BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)             958,897
                                                                                 -----------
                                                                                 $ 1,489,803
                                                                                 -----------
                              Total Diversified Financials                       $ 4,162,162
                                                                                 -----------
                              Insurance - 6.2%
                              Life & Health Insurance - 1.8%
   725,000      B-/B2         Presidential Life Corp., 7.875%, 2/15/09           $   739,500
   900,000      BB+/Ba1       Provident Companies, Inc., 7.0%, 7/15/18               908,089
                                                                                 -----------
                                                                                 $ 1,647,589
                                                                                 -----------
                              Multi-Line Insurance - 1.6%
   750,000      BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25        $   824,531
   700,000      A/Baa1        Loews Corp., 5.25%, 3/15/16                            705,072
                                                                                 -----------
                                                                                 $ 1,529,603
                                                                                 -----------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                                 Value
                              Property & Casualty Insurance - 1.5%
 $ 850,000      BBB-/N/R      Kingsway America, Inc., 7.5%, 2/1/14                    $   902,256
   450,000      BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                          494,909
                                                                                      -----------
                                                                                      $ 1,397,165
                                                                                      -----------
                              Reinsurance - 1.3%
   700,000      BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13                     $   755,672
   415,000      BBB/Baa2      Platinum Underwriters Financial, 7.5%, 6/1/17 (144A)        420,812
                                                                                      -----------
                                                                                      $ 1,176,484
                                                                                      -----------
                              Total Insurance                                         $ 5,750,841
                                                                                      -----------
                              Real Estate - 1.3%
                              Real Estate Management & Development - 1.3%
 1,100,000      BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15                 $ 1,177,000
                                                                                      -----------
                              Total Real Estate                                       $ 1,177,000
                                                                                      -----------
                              Technology Hardware & Equipment - 1.8%
                              Communications Equipment - 0.9%
   755,000      BBB-/Ba2      Corning, Inc., 5.9%, 3/15/14                            $   775,889
                                                                                      -----------
                              Computer Hardware - 0.9%
   800,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                              $   865,498
                                                                                      -----------
                              Total Technology Hardware & Equipment                   $ 1,641,387
                                                                                      -----------
                              Telecommunication Services - 0.9%
                              Integrated Telecommunication Services - 0.9%
   150,000      BB+/Ba1       AT&T Corp., 7.5%, 6/1/06                                $   153,560
   900,000      B/Caa1        Intelsat, Ltd., 6.5%, 11/1/13                               729,000
                                                                                      -----------
                                                                                      $   882,560
                                                                                      -----------
                              Total Telecommunication Services                        $   882,560
                                                                                      -----------
                              Utilities - 1.6%
                              Electric Utilities - 1.6%
   161,000      BBB-/Baa3     Crocket Cogeneration, 5.869%, 3/30/25 (144A)            $   167,899
   220,000      BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15                           225,075
   550,000      BBB-/Baa3     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)            561,583
   500,000      BB-/Ba3       MSW Energy Holdings, 7.375%, 9/1/10                         512,500
                                                                                      -----------
                                                                                      $ 1,467,057
                                                                                      -----------
                              Total Utilities                                         $ 1,467,057
                                                                                      -----------
                              TOTAL CORPORATE BONDS
                              (Cost $27,886,853)                                      $28,798,184
                                                                                      -----------

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Interest Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                      (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.6%
                              Government - 63.6%
 $ 241,829      AAA/Aaa       Federal Home Loan Bank, 5.0%, 11/1/34              $   242,136
   980,692      AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%, 3/1/20         976,977
   596,084      AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%, 4/1/20         593,826
 1,299,074      AAA/Aaa       Federal Home Loan Mortgage Corp., 5.0%, 6/1/35       1,300,724
   935,345      AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         949,246
   518,503      AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        526,086
 1,500,000      AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 6/1/35       1,521,896
   425,255      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         436,676
   180,137      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 4/1/33         184,833
   578,605      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 11/1/33        593,687
   653,141      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        670,166
   411,862      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         422,592
   441,136      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 5/1/34         452,629
 2,097,704      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 7/1/34       2,152,353
 1,644,699      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 8/1/34       1,687,546
   635,478      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 11/1/33        661,354
    32,047      AAA/Aaa       Federal Home Loan Mortgage Corp., 7.0%, 11/1/30         33,746
   345,160      AAA/Aaa       Federal National Mortgage Association,
                                5.5%, 12/1/18                                        354,530
   403,026      AAA/Aaa       Federal National Mortgage Association,
                                5.5%, 4/1/19                                         414,002
 1,600,931      AAA/Aaa       Federal National Mortgage Association,
                                5.5%, 9/1/19                                       1,644,471
   487,139      AAA/Aaa       Federal National Mortgage Association,
                                5.5%, 3/1/25                                         497,142
   610,817      AAA/Aaa       Federal National Mortgage Association,
                                5.5%, 6/1/33                                         619,733
   470,334      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 2/1/32                                         482,804
   288,723      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 11/1/32                                        296,195
   839,590      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 2/1/33                                         861,318
   448,323      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 5/1/33                                         459,801
 1,318,688      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 7/1/33                                       1,352,453
   529,932      AAA/Aaa       Federal National Mortgage Association,
                                6.0%, 9/15/33                                        543,501


12  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
 $  26,306      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 1/1/31                                     $    27,301
    38,515      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 5/1/31                                          39,951
   152,863      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 6/1/31                                         158,648
   145,474      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 9/1/31                                         150,898
    34,459      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 10/1/31                                         35,744
   873,409      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 12/1/31                                        905,974
   259,959      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 3/1/32                                         269,484
    41,315      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 10/1/32                                         42,829
   309,587      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 2/1/33                                         320,931
   792,231      AAA/Aaa       Federal National Mortgage Association,
                                6.5%, 7/1/34                                         820,163
   242,781      AAA/Aaa       Federal National Mortgage Association,
                                7.0%, 12/1/31                                        256,083
   888,463      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 8/15/33                                        879,048
   834,482      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 10/15/33                                       825,639
   241,584      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 5/15/34                                        238,949
 1,465,779      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 3/15/35                                      1,449,777
   496,418      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 3/20/35                                        489,444
   697,756      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 4/15/35                                        690,139
   998,635      AAA/Aaa       Government National Mortgage Association,
                                4.5%, 5/15/35                                        987,733
   473,440      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 10/15/18                                       482,219
   347,975      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 7/15/19                                        354,301


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Interest Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
 $ 948,615      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 9/15/33                                    $   957,326
 1,051,715      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 4/15/34                                      1,061,143
   498,733      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 4/15/35                                        503,213
   150,000      AAA/Aaa       Government National Mortgage Association,
                                5.0%, 6/15/35                                        151,347
   480,093      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 10/15/17                                       495,850
   478,369      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 10/20/19                                       492,546
   228,928      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 6/15/33                                        234,046
 1,489,334      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 7/15/33                                      1,522,629
   643,475      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 8/15/33                                        657,861
 1,577,632      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 7/15/34                                      1,612,693
   240,447      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 10/15/34                                       245,791
   745,399      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 11/15/34                                       761,964
   473,567      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 2/15/35                                        484,084
   900,000      AAA/Aaa       Government National Mortgage Association,
                                5.5%, 6/15/35                                        919,987
     5,199      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 12/15/08                                        25,818
   148,413      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 4/15/13                                        154,137
   179,399      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 1/15/17                                        186,309
 1,240,879      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 3/15/17                                      1,288,678
   278,903      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 4/15/18                                        289,642
   360,094      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 1/15/19                                        373,967


14  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                            Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
 $ 516,107      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 11/15/31                                   $   533,005
   373,275      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 8/15/32                                        385,446
   176,478      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 9/15/32                                        182,232
   358,081      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 1/15/33                                        369,636
 3,883,286      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 3/15/33                                      4,009,363
   620,583      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 4/15/33                                        640,609
   418,149      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 7/15/33                                        421,989
   212,578      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 9/15/33                                        219,438
   454,228      AAA/Aaa       Government National Mortgage Association,
                                6.0%, 10/15/34                                       468,841
    35,440      AAA/Aaa       Government National Mortgage Association,
                                6.5%, 5/15/29                                         37,072
    20,256      AAA/Aaa       Government National Mortgage Association,
                                6.5%, 6/15/31                                         21,180
    40,674      AAA/Aaa       Government National Mortgage Association,
                                6.5%, 10/15/31                                        42,529
   230,164      AAA/Aaa       Government National Mortgage Association,
                                6.5%, 5/15/33                                        240,571
   422,406      AAA/Aaa       Government National Mortgage Association,
                                6.5%, 1/15/34                                        441,496
    54,655      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 8/15/28                                         57,948
    25,136      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 7/15/29                                         26,635
    82,183      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 3/15/31                                         87,050
    82,049      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 6/15/31                                         86,908
    37,719      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 7/15/31                                         39,953
   140,671      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 9/15/31                                        149,002


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Interest Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
Principal       Ratings
Amount          (Unaudited)                                                             Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
 $  97,028      AAA/Aaa       Government National Mortgage Association,
                                7.0%, 10/15/31                                    $   102,775
   403,535      AAA/Aaa       Government National Mortgage Association,
                                II, 5.5%, 2/20/34                                     411,619
   286,317      AAA/Aaa       Government National Mortgage Association,
                                II, 7.0%, 1/20/29                                     301,951
   800,000      AAA/Aaa       U.S. Treasury Notes, 4.125%, 5/15/15                    811,687
   250,000      AAA/Aaa       U.S. Treasury Notes, 4.25%, 11/15/14                    255,869
   640,000      AAA/Aaa       U.S. Treasury Notes, 5.25%, 11/15/28                    730,975
   360,000      AAA/Aaa       U.S. Treasury Notes, 5.25%, 2/15/29                     411,736
 2,705,000      AAA/Aaa       U.S. Treasury Notes, 5.375%, 2/15/31                  3,191,900
   450,000      AAA/Aaa       U.S. Treasury Notes, 7.875%, 2/15/21                    636,979
 1,000,000      AAA/Aaa       U.S. Treasury Strip, Zero Coupon, 2/15/11               810,597
   500,000      AAA/Aaa       U.S. Treasury Strip, Zero Coupon, 5/15/13               366,920
                                                                                  -----------
                                                                                  $59,270,620
                                                                                  -----------
                              TOTAL U.S. GOVERNMENT AND AGENCY
                              OBLIGATIONS
                              (Cost $58,561,467)                                  $59,270,620
                                                                                  -----------
                              MUNICIPAL BONDS - 0.9%
   425,000      BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                Corp., 6.75%, 5/15/40                             $   468,456
   350,000      A/Aa3         Tobacco Settlement Authority Iowa, 6.79%, 6/1/10        348,264
                                                                                  -----------
                                                                                  $   816,720
                                                                                  -----------
                              TOTAL MUNICIPAL BONDS
                              (Cost $723,507)                                     $   816,720
                                                                                 -----------

  Shares
                          TEMPORARY CASH INVESTMENTS - 1.4%
                          Security Lending Collateral - 1.4%
 1,304,439                Securities Lending Investment Fund, 3.29%               $ 1,304,439
                                                                                  -----------
                          TOTAL TEMPORARY CASH INVESTMENTS
                          (Cost $1,304,439)                                       $ 1,304,439
                                                                                  -----------
                          TOTAL INVESTMENT IN SECURITIES - 99.7%
                          (Cost $91,075,171) (a)                                  $92,920,769
                                                                                  -----------
                          OTHER ASSETS AND LIABILITIES - 0.3%                     $   292,697
                                                                                  -----------
                          TOTAL NET ASSETS - 100.0%                               $93,213,466
                                                                                  ===========

16  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transition exempt from registration. At June 30, 2005, the value of these securities amounted to $8,866,381 or 9.5% of total net assets.

N/R  Not rated.

(a)  At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $91,119,442 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                                  $ 2,446,088

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                                     (644,761)
                                                                                                -----------
     Net unrealized gain                                                                        $ 1,801,327
                                                                                                ===========

(b)  At June 30, 2005, the following securities were out on loan:

     Principal                                                                                      Market
      Amount                              Security                                                   Value
     559,750           Delphi Corp., 6.55%, 6/15/06                                               $  544,357
     803,750           Toys "R" Us, 7.875%, 4/15/13                                                  719,356
                                                                                                  ----------
                       Total                                                                      $1,263,713
                                                                                                  ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 were as follows:

                                                                     Purchases                         Sales
     Long-Term U.S. Government                                    $ 16,279,338                    $ 9,169,461
     Other Long-term Securities                                   $  4,790,000                    $10,259,650


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Interest Shares

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $1,263,713) (cost $91,075,171)                            $92,920,769
  Cash                                                          2,395,077
  Interest receivable                                             800,740
                                                              -----------
      Total assets                                            $96,116,586
                                                              -----------
LIABILITIES:
  Payables -
    Investment securities purchased                             1,523,604
    Upon return of securities loaned                            1,304,439
  Due to affiliates                                                37,045
  Accrued expenses                                                 37,932
  Other                                                               100
                                                              -----------
      Total liabilities                                       $ 2,903,120
                                                              -----------
NET ASSETS:
  Paid-in capital                                              96,529,816
  Distributions in excess of net investment income               (314,940)
  Accumulated net realized loss on investments                 (4,847,008)
  Net unrealized gain on investments                            1,845,598
                                                              -----------
      Total net assets                                        $93,213,466
                                                              ===========
NET ASSET VALUE PER SHARE:
  (50,000,000 shares authorized)
  7,395,024 fund shares outstanding                           $     12.60
                                                              ===========


18  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05


INVESTMENT INCOME:
  Interest                                               $2,492,856
  Income from securities loaned, net                         10,549
                                                         ----------
      Total investment income                                             $2,503,405
                                                                          ----------
EXPENSES:
  Management fees                                           262,114
  Transfer agent fees and expenses                           29,365
  Administrative reimbursements                               9,326
  Custodian fees                                              7,514
  Professional fees                                          21,073
  Printing expense                                            4,213
  Fees and expenses of nonaffiliated trustees                 3,233
  Miscellaneous                                              28,762
                                                         ----------
      Net expenses                                                        $  365,600
                                                                          ----------
       Net investment income                                              $2,137,805
                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on:
    Investments                                          $  617,457
    Other assets and liabilities denominated in
      foreign currencies                                        574       $  618,031
                                                         ----------       ----------
  Change in net unrealized loss on investments                            $ (388,326)
                                                                          ----------
  Net gain on investments                                                 $  229,705
                                                                          ----------
  Net increase in net assets resulting from operations                    $2,367,510
                                                                          ==========


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Interest Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04, respectively

                                                           Six Months
                                                              Ended
                                                             6/30/05          Year Ended
                                                           (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                     $ 2,137,805        $ 4,446,095
Net realized gain on investments                              618,031          2,304,766
Change in net unrealized gain (loss) on investments          (388,326)        (1,153,846)
                                                          -----------        -----------
    Net increase in net assets resulting from
     operations                                           $ 2,367,510        $ 5,597,015
                                                          -----------        -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.33 and $0.72 per share, respectively)     $(2,440,347)       $(5,324,394)
                                                          -----------        -----------
    Total distributions to shareowners                    $(2,440,347)       $(5,324,394)
                                                          -----------        -----------
    Net increase in net assets                            $   (72,837)       $   272,621
NET ASSETS:
Beginning of period                                        93,286,303         93,013,682
                                                          -----------        -----------
End of period (including distributions in excess of
  net investment income of ($314,940) and
  ($12,398), respectively)                                $93,213,466        $93,286,303
                                                          ===========        ===========


20  The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months Ended
                                                              6/30/05        Year Ended
                                                            (unaudited)      10/31/04(a)
Net asset value, beginning of period                          $ 12.61          $ 12.58
                                                              -------          -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.95          $  0.61
 Net realized and unrealized gain (loss) on investments         (0.63)            0.14
                                                              -------          -------
  Net increase from investment operations                     $  0.32          $  0.75
Distributions to shareowners:
 Net investment income                                          (0.33)           (0.72)
                                                              -------          -------
Net increase (decrease) in net asset value                    $ (0.01)         $  0.03
                                                              -------          -------
Net asset value, end of period                                $ 12.60          $ 12.61
                                                              =======          =======
Market value, end of period                                   $11.450          $11.450
Total return*                                                    2.58%            6.11%
Ratio of net expenses to average net assets+                     0.79%**          0.77%
Ratio of net investment income to average net assets+            4.63%**          4.82%
Portfolio turnover rate                                            45%**            47%
Net assets, end of period (in thousands)                      $93,213          $93,286
Ratios assuming no reduction for fees paid indirectly:
 Net expenses                                                    0.79%**          0.77%
 Net investment income                                           4.63%**          4.87%

                                                             Year Ended      Year Ended       Year Ended      Year Ended
                                                              10/31/03        10/31/02        10/31/01(b)      10/31/00
Net asset value, beginning of period                          $ 12.22         $  12.33          $ 12.36        $ 12.39
                                                              -------         --------          -------        -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.69         $   0.82          $  0.85        $  0.93
 Net realized and unrealized gain (loss) on investments          0.35            (0.12)           (0.01)         (0.03)
                                                              -------         --------          -------        -------
  Net increase from investment operations                     $  1.04         $   0.70          $  0.84        $  0.90
Distributions to shareowners:
 Net investment income                                          (0.68)           (0.81)           (0.87)         (0.93)
                                                              -------         --------          -------        -------
Net increase (decrease) in net asset value                    $  0.36         $  (0.11)         $ (0.03)       $ (0.03)
                                                              -------         --------          -------        -------
Net asset value, end of period                                $ 12.58         $  12.22          $ 12.33        $ 12.36
                                                              =======         ========          =======        =======
Market value, end of period                                   $11.530         $ 11.230          $11.400        $11.250
Total return*                                                    8.91%            5.58%(c)         9.13%         19.49%
Ratio of net expenses to average net assets(+)                   0.90%            0.84%            0.92%          0.79%
Ratio of net investment income to average net assets(+)          5.53%            7.15%            6.76%          7.55%
Portfolio turnover rate                                            71%              43%              52%            48%
Net assets, end of period (in thousands)                      $93,014         $ 90,334          $91,193        $91,380
Ratios assuming no reduction for fees paid indirectly:
 Net expenses                                                    0.90%            0.84%            0.92%          0.79%
 Net investment income                                           5.53%            7.15%            6.76%          7.55%

* Assumes initial investment at market value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at market value at the end of each period.
+   Ratios assuming no reduction for fees paid indirectly.
(a) The per share data presented is based upon the average shares outstanding for the period presented.

(b) On January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.85% to 6.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(c) Previously reported 2.40% which is based on net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Interest Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies
Pioneer Interest Shares (the Fund), a Delaware statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The investment objective of the Fund is to provide interest income.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums are accreted/amortized for financial reporting purposes over the life of the respective securities. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Amortization and accretion or premium or discount on debt securities is included in interest income. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary Income                                                    $5,324,394
   Long-term capital gain                                                      -
                                                                      ----------
    Total                                                             $5,324,394
                                                                      ==========
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                      $    31,725
  Capital loss carryforward                                           (5,464,891)
  Unrealized appreciation                                              2,189,653
                                                                     -----------
   Total                                                             $(3,243,513)
                                                                     ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium amortization.

Pioneer Interest Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                    (unaudited) (continued)
--------------------------------------------------------------------------------

C.  Dividend and Distribution Reinvestment Plan

    All shareowners of the Fund are eligible to participate in the Dividend and Distribution Reinvestment Plan (the Plan). Under the Plan, participants will receive all dividends and distributions in full and fractional shares of the Fund in lieu of cash when shares are trading at or above net asset value. When shares are trading below net asset value, dividends and distributions will be paid in cash. When the Fund declares dividends or distributions, the number of shares to be credited to a participant's account or the cash to be distributed to a participant, determined as of the close of business of the New York Stock Exchange on the Dividend Valuation Date, is computed as follows: (a) if the last sales price of shares of the capital stock of the Fund is at or above net asset value, the Fund will issue new full and fractional shares (computed to three decimals) of capital stock at the greater of net asset value or 95% of such last sales price, to be credited to the participant's account; or
    (b) if the last sales price of shares of the capital stock of the Fund is below the net asset value, the Agent will distribute the dividends or distributions to the participant in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. There are no brokerage or service fees chargeable to participants in the Plan; however, this Plan may be amended in the future to impose a service charge. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends and distributions paid in any taxable year. Dividends and distributions to shareowners are recorded as of the Dividend Valuation Date. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the plan.

D.  Securities Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income

Pioneer Interest Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $50 million and 0.50% of the excess over $50 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $1,522 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.  Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with ChaseMellon Shareholder Services, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $35,523 in transfer agent fee due from PIMSS at June 30, 2005.

4.  Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were not reduced under such arrangements.

Pioneer Interest Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the procedures employed to determine the value of each of the Fund's assets, (iv) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (v) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment

Pioneer Interest Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Adviser's compliance department, (vi) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (vii) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Interest Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the third quintile of the peer group for the three years ended June 30, 2004 and the fourth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) Furthermore, the Trustees also considered that the yield to Fund shareholders (before expenses) significantly exceeded the yield (as of October 2004) of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment

Pioneer Interest Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded

Pioneer Interest Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G . Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Since the Fund is a closed-end fund and its size is relatively stable at level of assets that were anticipated when the management fee was initially set, the Trustees concluded that additional steps to address economies of scale were not a relevant consideration.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Interest Shares

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6 month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                               1-800-710-0935

Telecommunications Device for the Deaf (TDD)                      1-800-231-5469


Or write to Mellon Investor Services LLC:

For                                                         Write to
General inquiries, lost dividend checks                     P.O. Box 3315
                                                            South Hackensack, NJ
                                                            07606-1915

Change of address, account consolidation                    P.O. Box 3316
                                                            South Hackensack, NJ
                                                            07606-1916

Lost stock certificates                                     P.O. Box 3317
                                                            South Hackensack, NJ
                                                            07606-1917

Stock transfer                                              P.O. Box 3312
                                                            South Hackensack, NJ
                                                            07606-1912

Dividend reinvestment plan (DRIP)                           P.O. Box 3338
                                                            South Hackensack, NJ
                                                            07606-1938

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.